Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable Intangible Assets

Identifiable intangible assets are comprised of the following (in thousands):

	As of December 31, 2014			As of December 31, 2013
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Customer related	$23,329	$(11,880)	$11,449	$16,889	$(10,145)	$6,744
Other	5,300	(1,954)	3,346	3,370	(1,244)	2,126

Total	$28,629	$(13,834)	$14,795	$20,259	$(11,389)	$8,870

Expected Annual Amortization Expense	The expected future annual amortization expense for the years ending December 31, is as follows (in thousands):

2015	$2,263
2016	2,174
2017	2,097
2018	1,986
2019	1,616
Thereafter	4,659

Total	$14,795